Schedule of components of income tax expense (benefit) (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax credit
Current tax credited to the income statement			£ (646)	£ (1,144)	£ (1,782)
Taxation payable in respect of foreign subsidiary				(21)
Adjustment in respect of prior year				158	3
Total current tax credit			(646)	(1,281)	(1,785)
Deferred tax credit
Reversal of temporary differences
Total tax credit	£ (337)	£ (236)	£ 646	£ 1,281	£ 1,785